COMMON STOCK AND DIVIDENDS, Acquisition of treasury shares (Details) - ARS ($) $ in Thousands		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 19, 2019	Aug. 26, 2019	Mar. 27, 2019
Acquisition of treasury shares [Abstract]
Maximum amount invested for shares repurchase program				$ 4,000,000	$ 3,200,000	$ 1,500,000
Shares repurchase program term		120 days
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Shares issued (in shares)		9,886,755	13,600,780
Percentage of total common stock representing shares repurchased	3.706%	1.24%	1.71%
Acquisition cost of treasury shares	$ 4,045,739	$ 730,764	$ 2,185,845